Inventories	12 Months Ended
Dec. 31, 2020
Inventories [Abstract]
Inventories [Text Block]

16Inventories

Inventories are summarized as follows:

Philips Group

Inventories

in millions of EUR

	2019	2020
Raw materials and supplies	901	992
Work in process	403	537
Finished goods	1,469	1,464
Inventories	2,773	2,993

The write-down of inventories to net realizable value was EUR 187 million in 2020 (2019: EUR 138 million). The write-down is included in cost of sales.